Consolidated and Combined Carve-Out Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income	$ 72.6	$ 75.0	$ 56.9
Other comprehensive income:
Postretirement benefit plan adjustment, net of tax	0.0	0.6	(0.1)
Exchange rate translation difference, net of tax	(4.6)	(17.5)	(19.7)
Effective portion cash-flow hedge, net of tax	0.0	0.0	5.3
Total other comprehensive (loss)/income	(4.6)	(16.9)	(14.5)
Total comprehensive income	68.0	58.1	42.4
Comprehensive income attributable to:
Parent’s equity	0.0	0.0	31.3
Non-controlling interest	44.9	40.4	9.1
VTTI Energy Partners LP owners	23.1	17.7	2.0
Total comprehensive income	$ 68.0	$ 58.1	$ 42.4